Deferred Tax - Summary of Deferred Tax (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	€ 2,439	€ 2,350
Deferred tax liabilities, temporary differences	64	57
Deferred tax assets	2,439	2,350
Deferred tax liabilities	64	57
Total net deferred tax liability / (asset)	2,375	2,293	€ 2,403
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(2)	(2)
Total net deferred tax liability / (asset)	(2)	(2)	(15)
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	1,069	803
Deferred tax liabilities, temporary differences	1	(6)
Total net deferred tax liability / (asset)	1,068	809	1,574
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(1,124)	(599)
Deferred tax liabilities, temporary differences	56	62
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	580	539
Deferred tax liabilities, temporary differences	4	2
Total net deferred tax liability / (asset)	576	537	573
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	237	214
Total net deferred tax liability / (asset)	237	214	196
Tax losses and credits carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	1,448	1,112
Other [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	231	283
Deferred tax liabilities, temporary differences	3	(1)
Total net deferred tax liability / (asset)	€ 228	€ 284	€ 235